John Hancock
Blue Chip Growth Fund
Quarterly portfolio holdings 11/30/2022

Fund’s investments
As of 11-30-22 (unaudited)
	Shares	Value
Common stocks 99.3%		$3,296,215,343
(Cost $1,693,467,944)
Communication services 13.6%		451,952,148
Entertainment 1.8%
Netflix, Inc. (A)	105,413	32,206,834
Sea, Ltd., ADR (A)	283,311	16,536,863
The Walt Disney Company (A)	112,651	11,025,153
Interactive media and services 10.8%
Alphabet, Inc., Class A (A)	323,270	32,647,037
Alphabet, Inc., Class C (A)	2,592,005	262,958,907
Meta Platforms, Inc., Class A (A)	423,903	50,062,944
Tencent Holdings, Ltd.	311,300	11,772,212
Wireless telecommunication services 1.0%
T-Mobile US, Inc. (A)	229,382	34,742,198
Consumer discretionary 16.3%		541,173,259
Automobiles 2.5%
Tesla, Inc. (A)	423,671	82,488,744
Hotels, restaurants and leisure 1.8%
Booking Holdings, Inc. (A)	11,651	24,227,672
Chipotle Mexican Grill, Inc. (A)	20,705	33,686,207
Internet and direct marketing retail 7.9%
Amazon.com, Inc. (A)	2,629,133	253,816,500
DoorDash, Inc., Class A (A)	128,162	7,465,437
Multiline retail 1.1%
Dollar General Corp.	147,925	37,821,464
Specialty retail 1.4%
Ross Stores, Inc.	345,227	40,622,861
The TJX Companies, Inc.	89,629	7,174,801
Textiles, apparel and luxury goods 1.6%
Lululemon Athletica, Inc. (A)	71,263	27,102,032
NIKE, Inc., Class B	244,029	26,767,541
Financials 4.9%		161,757,026
Capital markets 3.2%
MSCI, Inc.	12,142	6,166,072
S&P Global, Inc.	65,353	23,056,538
The Charles Schwab Corp.	348,638	28,776,581
The Goldman Sachs Group, Inc.	124,597	48,113,132
Insurance 1.7%
Chubb, Ltd.	162,957	35,783,728
Marsh & McLennan Companies, Inc.	114,684	19,860,975
Health care 15.6%		516,865,182
Health care equipment and supplies 2.9%
Align Technology, Inc. (A)	17,703	3,481,472
Intuitive Surgical, Inc. (A)	224,334	60,657,670
Stryker Corp.	105,224	24,610,841
Teleflex, Inc.	24,865	5,821,394
Health care providers and services 6.5%
Elevance Health, Inc.	39,331	20,960,277
Humana, Inc.	66,765	36,714,074
UnitedHealth Group, Inc.	286,739	157,064,155
2	JOHN HANCOCK BLUE CHIP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Health care technology 0.3%
Veeva Systems, Inc., Class A (A)	55,210	$10,509,776
Life sciences tools and services 2.6%
Danaher Corp.	187,516	51,268,750
Thermo Fisher Scientific, Inc.	62,606	35,073,133
Pharmaceuticals 3.3%
AstraZeneca PLC, ADR	182,906	12,432,121
Eli Lilly & Company	208,757	77,465,548
Zoetis, Inc.	134,981	20,805,971
Industrials 1.1%		36,748,188
Commercial services and supplies 0.2%
Cintas Corp.	15,623	7,214,389
Industrial conglomerates 0.4%
General Electric Company	146,250	12,573,113
Professional services 0.1%
TransUnion	70,270	4,432,632
Road and rail 0.4%
Old Dominion Freight Line, Inc.	41,400	12,528,054
Information technology 46.6%		1,548,593,986
Electronic equipment, instruments and components 0.2%
TE Connectivity, Ltd.	55,813	7,039,136
IT services 8.5%
Adyen NV (A)(B)	6,190	9,751,223
Affirm Holdings, Inc. (A)(C)	159,229	2,216,468
Block, Inc. (A)	179,711	12,179,014
Mastercard, Inc., Class A	270,638	96,455,383
MongoDB, Inc. (A)	70,820	10,813,506
PayPal Holdings, Inc. (A)	109,036	8,549,513
Shopify, Inc., Class A (A)	378,970	15,492,294
Snowflake, Inc., Class A (A)	50,363	7,196,873
Visa, Inc., Class A	545,882	118,456,394
Semiconductors and semiconductor equipment 7.4%
Advanced Micro Devices, Inc. (A)	415,646	32,266,599
ASML Holding NV, NYRS	78,919	47,992,222
Lam Research Corp.	12,028	5,681,787
Marvell Technology, Inc.	284,486	13,234,289
Monolithic Power Systems, Inc.	47,117	17,996,809
NVIDIA Corp.	565,017	95,617,827
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	138,001	11,451,323
Texas Instruments, Inc.	130,809	23,605,792
Software 20.3%
Atlassian Corp., Class A (A)	94,517	12,433,711
Bill.com Holdings, Inc. (A)	112,377	13,532,438
Confluent, Inc., Class A (A)	171,884	3,958,489
Crowdstrike Holdings, Inc., Class A (A)	40,977	4,820,944
Datadog, Inc., Class A (A)	77,452	5,869,313
Fortinet, Inc. (A)	87,180	4,634,489
Intuit, Inc.	134,352	54,760,532
Microsoft Corp.	1,681,554	429,031,683
Paycom Software, Inc. (A)	12,491	4,235,698
Roper Technologies, Inc.	59,365	26,054,705
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	3

	Shares	Value
Information technology (continued)
Software (continued)
ServiceNow, Inc. (A)	181,486	$75,552,622
Synopsys, Inc. (A)	115,629	39,260,671
Technology hardware, storage and peripherals 10.2%
Apple, Inc.	2,286,376	338,452,239
Materials 1.2%		39,125,554
Chemicals 1.2%
Linde PLC	58,959	19,838,524
The Sherwin-Williams Company	77,402	19,287,030

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 0.1%				$3,680,500
(Cost $8,660,000)
Consumer discretionary 0.1%				3,680,500
Specialty retail 0.1%
Carvana Company (B)	10.250	05-01-30	8,660,000	3,680,500

	Yield (%)	Shares	Value
Short-term investments 0.0%			$1,799,156
(Cost $1,799,156)
Short-term funds 0.0%			1,799,156
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.6508(D)	514,958	514,958
T. Rowe Price Government Reserve Fund	3.7956(D)	1,284,198	1,284,198

Total investments (Cost $1,703,927,100) 99.4%	$3,301,694,999
Other assets and liabilities, net 0.6%	18,725,166
Total net assets 100.0%	$3,320,420,165

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 11-30-22. The value of securities on loan amounted to $2,018,856. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $2,195,057 in the form of U.S. Treasuries was pledged to the fund.
(D)	The rate shown is the annualized seven-day yield as of 11-30-22.
4	JOHN HANCOCK BLUE CHIP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2022, by major security category or type:
	Total value at 11-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$451,952,148	$440,179,936	$11,772,212	—
Consumer discretionary	541,173,259	541,173,259	—	—
Financials	161,757,026	161,757,026	—	—
Health care	516,865,182	516,865,182	—	—
Industrials	36,748,188	36,748,188	—	—
Information technology	1,548,593,986	1,538,842,763	9,751,223	—
Materials	39,125,554	39,125,554	—	—
Corporate bonds	3,680,500	—	3,680,500	—
Short-term investments	1,799,156	1,799,156	—	—
Total investments in securities	$3,301,694,999	$3,276,491,064	$25,203,935	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	$10,701,419	$13,240,315	$(23,939,946)	$(2,327)	$539	$11,767	—	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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